Retirement Plans	12 Months Ended
Mar. 31, 2017
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

8. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Annual contributions are made to the Plan sufficient to satisfy legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two-year period ended March 31, 2017 and a statement of the unfunded status as of March 31, 2017 and 2016:

	2017	2016
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$214,036	$212,908
Service cost	8,375	10,502
Interest cost	7,633	8,902
Plan amendments	92	-
Actuarial (gain) loss	(3,201)	(11,340)
Benefit payments and expenses	(10,913)	(6,936)
Benefit obligation at end of year	$216,022	$214,036

Change in Plan Assets

Fair value of plan assets at beginning of year	$176,238	$157,948
Actual gain on plan assets	34,304	2,126
Employer contributions	8,200	23,100
Benefit payments and expenses	(10,913)	(6,936)
Fair value of plan assets at end of year	$207,829	$176,238

Unfunded Status	$(8,193)	$(37,798)

The unfunded status decreased by $29.6 million during 2017 reflecting the actual fair value of plan assets and the projected benefit obligation as of March 31, 2017. This unfunded status reduction was recognized via the actual gain on plan assets and the decrease in accumulated other comprehensive loss of $16.9 million after the income tax benefit of $10.8 million. The increase in projected benefit obligation was a function of using the full yield curve approach, a decrease in the discount rate from 4.36% to 4.35% and the change to using an updated mortality table. During 2016, the Company converted to the 2006 base rates from the RP-2014 mortality study with the Blue Collar adjustment, with a generational projection of future mortality improvements from 2006 using Scale MP-2016 for calculating the pension obligation in 2017 and the related pension expense in 2018. Effective March 31, 2016, the Company elected to change the approach used to calculate the service and interest cost components of the net periodic benefit cost for its pension and postretirement benefit plans to provide a more precise measurement of service and interest costs. Historically the Company calculated the service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. Now the new estimate utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows. The change does not affect the measurement of pension and postretirement obligations and is accounted for as a change in accounting estimate, which is applied prospectively.

Plan assets increased from $176.2 million as of March 31, 2016 to $207.8 million as of March 31, 2017 due to a gain on plan assets of $34.3 million from a continued recovery in market conditions and the $8.2 million contribution by the Company. The Company made this contribution to maintain its funding status at an acceptable level.

	2017	2016
	(In thousands)
Amounts Recognized in Accumulated Other
Comprehensive Pre-Tax Loss

Prior service cost	$(826)	$(843)
Net loss	(17,580)	(45,248)
Accumulated other comprehensive pre-tax loss	$(18,406)	$(46,091)

Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2016	$(28,396)

Other comprehensive gain before reclassifications	17,221
Reclassified from accumulated other comprehensive loss	-
Net current period other comprehensive loss	17,221
Balance at March 31, 2017	$(11,175)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2017, 2016, and 2015:

	2017	2016	2015
	(In thousands)
Service cost	$8,375	$10,502	$8,515
Interest cost	7,633	8,902	8,236
Expected return on plan assets	(12,696)	(11,685)	(11,360)
Amortization of net loss	2,858	3,854	350
Prior service cost	109	109	-
Net periodic benefit cost	$6,279	$11,682	$5,741

The Plan’s accumulated benefit obligation was $199.2 million at March 31, 2017, and $195.3 million at March 31, 2016.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

	2017	2016

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	4.35%	4.36%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - pension expense	4.34%	4.15%
Discount rate - service cost	4.67%	4.15%
Discount rate - interest cost	3.62%	4.15%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2018	2017	2016

Plan Assets

Equity securities	99%	99%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1	1	1
Total	100%	100%	100%

All securities, which are valued at fair market value, are considered to be level 1, due to the active public market.

	2017	2016
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$1,585	$1,497
Total cash and cash equivalents	1,585	1,497
Common equity securities:
Materials	10,952	9,379
Industrials	25,383	30,355
Telecommunication services	18,060	9,325
Consumer staples	43,641	33,048
Energy	16,110	14,658
Financials	33,818	34,891
Health Care	17,587	10,538
Information technology	13,887	9,681
Utilities	26,806	22,866
Total common equity securities	206,244	174,741
Total assets	$207,829	$176,238

Expected Return on Plan Assets

The expected long-term rate of return on Plan assets is 7.25%. The Company expects 7.25% to fall within the 40-to-50 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan’s target asset allocation.

Investment Policy and Strategy

The Company maintains an investment policy designed to achieve a long-term rate of return, including investment income through dividends and equity appreciation, sufficient to meet the actuarial requirements of the Plan. The Company seeks to accomplish its return objectives by prudently investing in a diversified portfolio of public company equities with broad industry representation seeking to provide long-term growth consistent with the performance of relevant market indices, as well as maintain an adequate level of liquidity for pension distributions as they fall due. The strategy of being fully invested in equities has historically provided greater rates of return over extended periods of time. The Company’s gain on plan assets during 2017 was 19.5% as compared to the S&P 500 unaudited loss (including dividends) of 19.7%. Plan assets include Company common stock with a fair market value of $18.4 million as of March 31, 2017 and $18.4 million as of March 31, 2016.

Cash Flows

Expected contributions for fiscal year ending March 31, 2018 (in thousands):

Expected Employer Contributions $ - Expected Employee Contributions -

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2018	$7,784
2019	8,409
2020	8,995
2021	9,682
2022	10,295
2023-2027	61,816

401(k) Plans

The Company also has employees’ savings 401(k) plans covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may make contributions up to the legal limit. The Company’s matching contributions are discretionary. Costs charged to operations for the Company’s matching contributions amounted to $1.9 million, $1.8 million, and $2.3 million in fiscal 2017, 2016, and 2015, respectively. In fiscal 2017 and 2016, the matching contribution was entirely treasury stock. This stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.

Multi-employer Plan

The Company contributes to the Teamsters California State Council of Cannery and Food Processing Unions, International Brotherhood of Teamsters Pension Fund (Western Conference of Teamsters Pension Plan# 91-6145047/001) ("Teamsters Plan") under the terms of a collective-bargaining agreement with some of its Modesto, California employees. The term of the current collective bargaining agreement is June 1, 2015 through June 30, 2018.

For the fiscal years ended March 31, 2017, 2016 and 2015, contributions to the Teamsters Plan were $2.3 million, $2.5 million and $2.4 million, respectively. The contributions to this plan are paid monthly based upon the number of hours worked by covered employees. They represent less than 5% of the total contributions received by this plan during the most recent plan year.

The risks of participating in multi-employer plans are different from single-employer plans in the following aspects: (a) assets contributed to a multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (b) if a participating employer stops contributing to the multi-employer plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (c) if the Company chooses to stop participating in the plan, the Company may be required to pay a withdrawal liability based on the underfunded status of the plan.

The Teamsters Plan received a Pension Protection Act “green” zone status for the plan year beginning January 1, 2016. The zone status is based on information the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the green zone are at least 80 percent funded.